Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 25, 2017	Aug. 26, 2017
Liabilities
TRA liability	$ 26,317	$ 25,675
Change in fair value of contingent consideration	642
Level 1
Liabilities
TRA liability	0	0
Level 2
Liabilities
TRA liability	0	0
Level 3
Liabilities
TRA liability	$ 26,317	$ 25,675